AMOUNTS RECEIVABLE AND OTHER ASSETS (Tables)	12 Months Ended
Mar. 31, 2025
AMOUNTS RECEIVABLE AND OTHER ASSETS
Schedule of amounts receivable and other assets
	March 31, 2025	March 31, 2024
	($)	($)
Sales tax refundable	65,444	158,223
Prepaid	44,531	57,901

	109,975	216,124